Related Party Transactions (Details) - USD ($)					12 Months Ended
	Nov. 26, 2025	Jan. 10, 2025	Aug. 06, 2024	Jul. 12, 2024	Dec. 31, 2025
Related Party Transactions [Line Items]
Working capital loans (in Dollars)					$ 2,000,000
Sponsor fee (in Dollars)	$ 240,000
Sponsor HoldCo [Member]
Related Party Transactions [Line Items]
Capital contribution (in Dollars)				$ 25,000
Director [Member] | Sponsor HoldCo [Member]
Related Party Transactions [Line Items]
Shares transferred			30,000
Executive Chairman [Member]
Related Party Transactions [Line Items]
Shares transferred			130,000
Class B Ordinary Shares [Member] | Sponsor HoldCo [Member]
Related Party Transactions [Line Items]
Number of shares issued				6,708,333
Class A Ordinary Shares [Member]
Related Party Transactions [Line Items]
Working capital loans convertible price per share (in Dollars per share)					$ 10
Over-Allotment Option [Member]
Related Party Transactions [Line Items]
Shares forfeiture		875,000
IPO [Member]
Related Party Transactions [Line Items]
Percentage of issued and outstanding shares		25.00%
Founder Shares [Member]
Related Party Transactions [Line Items]
Shares transferred			220,000